Commitments and Contingencies (Details Narrative) (10-K)						1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		36 Months Ended
	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	Aug. 12, 2016 USD ($)	May 05, 2016 USD ($)	May 04, 2016 USD ($)	Jun. 30, 2012	Jun. 30, 2018 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Penalty amount											$ 30,000	$ 30,000
Operating lease term									5 years
Rent expense									$ 28,062	$ 30,521
Contract cost									49,854
Royalties percentage	2.00%	2.00%
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage						2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage						5.00%
New Five-Year Operating Lease Agreement [Member]
Operating lease term				5 years
Payments for rent				$ 2,469	$ 2,325
New Five-Year Operating Lease Agreement [Member] | AUD Currency [Member]
Payments for rent					$ 3,300
Manufacturing Services Agreement [Member] | Minimum [Member]
Anticipated milestone payment			$ 2,500,000
Manufacturing Services Agreement [Member] | Maximum [Member]
Anticipated milestone payment			$ 5,000,000
Amatsigroup Agreement [Member]
Payments description			The Company anticipates that its payments to Amatsigroup under the MSA will range between $2.5 million and $5.0 million over three years, when the finished drug product is manufactured and released for clinical trials. The Company has spent a total of $1,689,146 of costs to date under this contract of which $1,689,146 was expensed in prior years. The MSA shall continue for a term of three years unless extended by mutual agreement in writing with a possible extension currently under consideration.
Contract cost								$ 1,689,146	$ 1,689,146	$ 1,689,146
One-Year Collaboration Agreement [Member]
Payment for services	$ 59,508
One-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services | €		€ 52,000
Two-Year Collaboration Agreement [Member]
Payment for services	$ 45,775
Two-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services | €		€ 40,000
From 2012 through the 2014 [Member]
Penalty amount							$ 10,000	$ 10,000